Revenue Recognition (Details) - Schedule of revenue from contracts with customers - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Insurance brokerage commissions	$ 959,299	$ 2,648,119	$ 5,375,531
Futures and securities brokerage commissions	1,890,502	2,210,915	2,025,650
Market making commissions and fees	4,940,623	11,056,431
Total revenue from contracts with customers	7,790,424	15,915,465	7,401,181
Geographic revenue	7,790,424	15,915,465	7,401,181
Hong Kong [Member]
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Geographic revenue	2,777,831	4,859,034	7,401,181
Cayman Islands [Member]
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Geographic revenue	$ 5,012,593	$ 11,056,431